Note 13 - Income Taxes (Detail) - Provision for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income taxes currently payable
State	$ 137	$ 62
	137	62
Deferred tax expense (benefit)	1,046	(4,220)
Change in valuation allowance	(1,046)	8,734
		4,570
Expense	$ 137	$ 4,576